ACCOUNTS RECEIVABLE, NET	12 Months Ended
Dec. 31, 2025
Credit Loss [Abstract]
ACCOUNTS RECEIVABLE, NET

4. ACCOUNTS RECEIVABLE, NET

Accounts receivable consisted of the following, and the Company determined that based on the aging of the customer accounts, coverage of credit insurance, customer concentrations, customer credit-worthiness, historical and current economic trends, supportable and reasonable forecast and changes in its customer payment patterns, the allowance for credit losses assessed to be zero for December 31, 2025 and 2024.

	As of
	December 31, 2025	December 31, 2024
Accounts receivable	$3,107,520	$1,506,894